Fair Value Measurements - Schedule of assets and liabilities measured at fair value on a recurring basis (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial assets
Cash equivalents and restricted cash (Money Market Accounts)	$ 49,685,586	$ 341,037	$ 226,603
Restricted cash	50,389	50,367
Recurring
Liabilities, Fair Value Disclosure [Abstract]
Convertible Promissory Notes		5,829,292
Recurring | Level 1
Liabilities, Fair Value Disclosure [Abstract]
Convertible Promissory Notes		0
Recurring | Level 2
Liabilities, Fair Value Disclosure [Abstract]
Convertible Promissory Notes		0
Recurring | Level 3
Liabilities, Fair Value Disclosure [Abstract]
Convertible Promissory Notes		5,829,292
Recurring | Money market funds
Financial assets
Cash equivalents and restricted cash (Money Market Accounts)	49,051,061
Restricted cash		50,367
Recurring | Money market funds | Level 1
Financial assets
Cash equivalents and restricted cash (Money Market Accounts)	49,051,061
Restricted cash		50,367
Recurring | Money market funds | Level 2
Financial assets
Cash equivalents and restricted cash (Money Market Accounts)	0
Restricted cash		0
Recurring | Money market funds | Level 3
Financial assets
Cash equivalents and restricted cash (Money Market Accounts)	$ 0
Restricted cash		$ 0